UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-05531

Babson Capital Participation Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Christopher A. DeFrancis, Vice President, Secretary and Chief Legal Officer
1500 Main Street, Suite 2800, Springfield, MA 01115

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 09/30/14

___________________

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2014
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities - 72.49%: (A)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 59.60%

1492 Acquisition LLC
A leading producer of premium Italian cured meats and deli meats in the U.S.
14% Senior Subordinated Note due 2019	$674,119	10/17/12	$663,287	$656,110
Limited Liability Company Unit Class A Common (B)	11,364 uts.	10/17/12	11,364	23,351
Limited Liability Company Unit Class A Preferred (B)	102 uts.	10/17/12	102,270	114,802
			776,921	794,263
A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
Limited Partnership Interest (B)	12.26% int.	11/21/07	96,028	268,077

A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
14% Senior Subordinated Note due 2020	$1,038,842	12/20/13	1,019,796	1,059,619
Limited Liability Company Unit Class A (B)	3,094 uts.	*	153,704	252,387
Limited Liability Company Unit Class B (B)	1,479 uts.	10/09/09	52,999	120,646
* 10/09/09 and 12/20/13.			1,226,499	1,432,652

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2015 (D)	$420,000	05/15/08	413,944	210,000
13% Senior Subordinated Note due 2015 (D)	$420,000	05/15/08	384,627	-
Common Stock (B)	60,000 shs.	05/15/08	60,000	-
Warrant, exercisable until 2015, to purchase common stock at $.01 per share (B)	21,099 shs.	05/15/08	35,654	-
			894,225	210,000
ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 2019	$500,000	08/01/12	458,357	505,000
Preferred Stock Series A (B)	125,000 shs.	08/01/12	125,000	205,601
Warrant, exercisable until 2022, to purchase common stock at $.02 per share (B)	22,414 shs.	08/01/12	42,446	34,743
			625,803	745,344
ACP Cascade Holdings LLC
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
Limited Liability Company Unit Class B (B)	32 uts.	11/09/12	-	-

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
September 30, 2014
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
14% Senior Subordinated Note due 2018	$1,134,615	12/07/12	$1,121,321	$1,128,253
Limited Liability Company Unit (B)	1,431 uts.	*	143,077	135,637
* 12/07/12 and 07/11/13.			1,264,398	1,263,890

Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
Preferred Stock Series A (B)	332 shs.	12/27/07	164,016	569,025
Convertible Preferred Stock Series B (B)	28 shs.	01/04/11	21,600	47,709
			185,616	616,734
All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
Common Stock (B)	713 shs.	09/26/08	71,303	143,369
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	507 shs.	09/26/08	46,584	101,947
			117,887	245,316
American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2014	$1,237,502	*	1,237,097	1,175,627
Preferred Class A Unit (B)	1,706 uts.	**	170,600	-
Preferred Class B Unit (B)	808 uts.	06/09/08	80,789	99,345
Common Class B Unit (B)	16,100 uts.	01/22/04	1	-
Common Class D Unit (B)	3,690 uts.	09/12/06	-	-
* 01/22/04 and 06/09/08.			1,488,487	1,274,972
** 01/22/04 and 09/16/06.

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
Limited Liability Company Unit Class A Preferred (B)	114 uts.	10/04/12	113,636	259,206

Arch Global Precision LLC
A leading manufacturer of high tolerance precision components and consumable tools.
14.75% Senior Subordinated Note due 2018	$809,261	12/21/11	795,148	825,447
Limited Liability Company Unit Class B (B)	26 uts.	12/21/11	28,418	82,769
Limited Liability Company Unit Class C (B)	224 uts.	12/21/11	221,582	666,604
			1,045,148	1,574,820

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

ARI Holding Corporation
A leading national supplier of products used primarily by specialty contractors.
11.5% Senior Subordinated Note due 2020	$1,693,960	*	$1,667,715	$1,689,953
Limited Partnership Interest	524 uts.	08/01/14	523,950	373,869
* 05/21/13 and 08/01/14.			2,191,665	2,063,822

Arrow Tru-Line Holdings, Inc.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2016	$157,795	10/16/09	140,234	157,795
Preferred Stock (B)	33 shs.	10/16/09	33,224	118,313
Common Stock (B)	263 shs.	05/18/05	263,298	19,947
Warrant, exercisable until 2014, to purchase common stock at $.01 per share (B)	69 shs.	05/18/05	59,362	5,230
			496,118	301,285
Avantech Testing Services LLC
A manufacturer of custom Non-Destructive Testing (“NDT”) systems and provider of NDT and inspections services primarily to the oil country tubular goods market.
15% Senior Subordinated Note due 2020	$495,937	07/31/14	486,278	495,099
Limited Liability Company Unit	36,964 uts.	07/31/14	369,643	351,161
			855,921	846,260
Baby Jogger Holdings LLC
A designer and marketer of premium baby strollers and stroller accessories.
14% Senior Subordinated Note due 2019	$942,213	04/20/12	928,315	951,635
Common Stock (B)	754 shs.	04/20/12	75,376	132,805
			1,003,691	1,084,440
Blue Wave Products, Inc.
A distributor of pool supplies.
10% Senior Secured Term Note due 2018	$317,730	10/12/12	313,067	317,730
13% Senior Subordinated Note due 2019	$324,051	10/12/12	305,018	326,573
Common Stock (B)	51,064 shs.	10/12/12	51,064	85,982
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	20,216 shs.	10/12/12	20,216	34,040
			689,365	764,325
BP SCI LLC
A leading value-added distributor of branded pipes, valves, and fittings (PVF) to diversified end markets.
14% Senior Subordinated Note due 2018	$1,083,231	10/17/12	1,067,363	1,094,064
Limited Liability Company Unit Class A (B)	417 uts.	10/17/12	41,667	135,136
Limited Liability Company Unit Class B (B)	167 uts.	10/17/12	166,666	204,384
			1,275,696	1,433,584

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Bravo Sports Holding Corporation
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2015	$1,207,902	06/30/06	$1,205,503	$1,181,543
Preferred Stock Class A (B)	465 shs.	06/30/06	141,946	110,914
Common Stock (B)	1 sh.	06/30/06	152	-
Warrant, exercisable until 2015, to purchase common stock at $.01 per share (B)	164 shs.	06/30/06	48,760	38,980
			1,396,361	1,331,437
C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
12.5% Senior Subordinated Note due 2015	$429,070	08/07/08	421,725	429,070
Common Stock (B)	41,860 shs.	08/07/08	41,860	98,784
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	32,914 shs.	08/07/08	32,965	77,673
			496,550	605,527
Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	55 shs.	*	252	787,507
*12/30/97, 05/29/99 and 02/28/01.

CG Holdings Manufacturing Company
A coating provider serving the automotive, agricultural, heavy truck and other end markets.
13% Senior Subordinated Note due 2019	$1,412,605	*	1,340,747	1,443,693
Preferred Stock (B)	1,350 shs.	*	134,972	140,472
Preferred Stock (B)	489 shs.	*	48,721	50,913
Common Stock (B)	140 shs.	*	14,864	-
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	58 shs.	05/09/13	5,430	-
*05/09/13 and 11/01/13.			1,544,734	1,635,078

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% Senior Subordinated Note due 2018	$753,647	01/19/11	728,089	761,184
14% Senior Subordinated Note due 2019	$195,870	08/03/12	192,916	197,828
Common Stock (B)	375 shs.	01/19/11	37,500	57,107
Warrant, exercisable until 2021, to purchase common stock at $.01 per share (B)	295 shs.	01/19/11	29,250	44,889
			987,755	1,061,008

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Church Services Holding Company
A provider of diversified residential services to homeowners in the Houston, Dallas, and Austin markets.
14.5% Senior Subordinated Note due 2018	$420,549	03/26/12	$411,172	$420,663
10% Senior Subordinated Note due 2015	$6,025	09/15/14	6,025	6,027
Common Stock (B)	1,327 shs.	*	132,700	66,862
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	57 shs.	03/26/12	5,740	2,872
* 03/26/12, 05/25/12 and 06/19/12.			555,637	496,424

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	147 shs.	12/02/08	146,594	211,819

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
Limited Liability Company Unit Class A (B)	82,613 uts.	01/12/07	82,613	59,984
Limited Liability Company Unit Class C (B)	59,756 uts.	01/12/07	59,756	46,496
Limited Liability Company Unit Class D (B)	671,525 uts.	05/03/10	-	749,628
Limited Liability Company Unit Class E (B)	1,102 uts.	05/03/10	-	-
			142,369	856,108
Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	9,081 shs.	07/05/07	370,796	302,691
Preferred Stock Series C (B)	3,748 shs.	07/05/07	125,207	980,238
Common Stock (B)	380 shs.	07/05/07	4	174
Limited Partnership Interest (B)	6.88% int.	*	103,135	-
*08/12/04 and 01/14/05.			599,142	1,283,103

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
Warrant, exercisable until 2015, to purchase common stock at $.001 per share (B)	10 shs.	08/04/05	72,617	232,303

Crane Rental Corporation
A crane rental company since 1960, headquartered in Florida.
13% Senior Subordinated Note due 2015	$1,032,750	08/21/08	1,009,377	1,032,750
Common Stock (B)	135,000 shs.	08/21/08	135,000	70,263
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	72,037 shs.	08/21/08	103,143	37,493
			1,247,520	1,140,506

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

CTM Holding, Inc.
A leading owner and operator of coin-operated children’s rides, penny presses and candy kiosks in the U.S.
15% Senior Subordinated Note due 2019	$1,212,537	11/22/13	$1,191,121	$1,242,637
Common Stock (B)	31,044 shs.	11/22/13	443,182	372,508
			1,634,303	1,615,145
Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
Preferred Stock PIK (B)	156 shs.	10/26/09	156,468	228,842
Preferred Stock Series A (B)	114 shs.	10/27/09	104,374	167,196
Common Stock (B)	38 shs.	10/26/09	38,244	25,120
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	28 shs.	10/27/09	25,735	18,354
			324,821	439,512
DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% Senior Subordinated Note due 2019	$1,342,333	05/04/12	1,322,822	1,334,277
Preferred Stock (B)	25 shs.	05/04/12	252,434	288,094
Common Stock (B)	25 shs.	05/04/12	28,048	71,226
			1,603,304	1,693,597
E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
Common Stock (B)	349 shs.	01/08/08	174,701	247,931

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$950,000	02/01/10	878,917	959,500
Common Stock (B)	50 shs.	02/01/10	50,000	74,031
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	119 shs.	02/01/10	107,100	176,520
			1,036,017	1,210,051
ELT Holding Company
A provider of web-based ethics and compliance training solutions for companies in the United States.
Common Stock (B)	41 shs.	03/01/12	90,909	216,563

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

EPM Holding Company
A provider of non-discretionary regulatory driven engineering services that support mission critical safety and operational aspects of nuclear power plants.
14.5% Senior Subordinated Note due 2019	$592,713	07/26/13	$582,748	$604,567
Common Stock (B)	1,535 shs.	07/26/13	153,474	99,755
			736,222	704,322
ERG Holding Company LLC
A provider of inpatient and outpatient clinical trial services to pharmaceutical companies and contract research organizations.
13.5% Senior Subordinated Note due 2019	$937,235	04/04/14	919,777	943,673
Common Stock (B)	31 shs.	04/04/14	77,533	77,525
			997,310	1,021,198
F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
Limited Liability Company Unit Preferred (B)	171 uts.	09/27/10	58,345	207,629
Limited Liability Company Unit (B)	171 uts.	09/27/10	17,073	29,308
			75,418	236,937
F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.

Limited Liability Company Unit (B)	80,559 uts.	04/15/14	-	80,559
Limited Liability Company Unit Class B-1 (B)	65,789 uts.	12/15/10	65,789	109,214
Limited Liability Company Unit Class B-2 (B)	8,248 uts.	12/15/10	8,248	13,692
Limited Liability Company Unit Class B-3 (B)	6,522 uts.	08/30/12	15,000	12,438
Limited Liability Company Unit Class C (B)	1,575 uts.	12/20/10	16,009	23,221
			105,046	239,124
G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	198 shs.	10/19/10	46,958	110,776

GD Dental Services LLC
A provider of convenient “onestop” general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
Limited Liability Company Unit Common (B)	767 uts.	10/05/12	767	38,719
Limited Liability Company Unit Preferred (B)	76 uts.	10/05/12	75,920	84,330
			76,687	123,049

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

GenNx Novel Holding, Inc.
A manufacturer and distributor of nutraceutical ingredients.
13% Senior Subordinated Note due 2020	$1,574,145	03/27/14	$1,544,635	$1,582,730
Common Stock (B)	155 shs.	03/27/14	155,000	138,817
			1,699,635	1,721,547
gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician’s office channels.
14% Senior Subordinated Note due 2019	$1,166,467	03/27/13	1,147,861	1,170,317
Common Stock (B)	1,181 shs.	03/27/13	118,110	151,188
			1,265,971	1,321,505
Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
14% Senior Subordinated Note due 2019 (D)	$38,950	11/13/13	231,183	-
Preferred Stock (B)	151,643 shs.	11/13/13	77,643	-
Preferred Stock Series F (B)	77,900 shs.	11/13/13	924,731	-
			1,233,557	-
GTI Holding Company
A designer, developer, and marketer of precision specialty hand tools and handheld test instruments.
12% Senior Subordinated Note due 2020	$727,865	02/05/14	680,264	731,286
Common Stock (B)	846 shs.	02/05/14	84,636	73,172
Warrant, exercisable until 2024, to purchase common stock at $.01 per share (B)	397 shs.	02/05/14	36,816	34,337
			801,716	838,795
Handi Quilter Holding Company
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
Common Stock (B)	38 shs.	11/14/11	38,461	131,232
Warrant, exercisable until 2021, to purchase common stock at $.01 per share (B)	28 shs.	11/14/11	25,596	93,971
			64,057	225,203
Hartland Controls Holding Corporation
A manufacturer and distributor of electronic and electromechanical components.
14% Senior Subordinated Note due 2019	$1,089,948	02/14/14	1,069,856	1,122,497
Common Stock (B)	821 shs.	02/14/14	822	63,584
Preferred Stock Series A (B)	2,547 shs.	02/14/14	254,734	264,304
			1,325,412	1,450,385

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Healthcare Direct Holding Company
A direct-to-customer marketer of discount dental plans.
14% Senior Subordinated Note due 2019 (D)	$735,452	03/09/12	$723,238	$723,327
16% Senior Subordinated PIK Note due 2019	$46,370	03/31/14	46,370	45,564
Common Stock (B)	517 shs.	03/09/12	51,724	58,902
			821,332	827,793
HHI Group, LLC
A developer, marketer, and distributor of hobby-grade radio control products.
14% Senior Subordinated Note due 2020	$1,545,035	01/17/14	1,516,945	1,552,484
Limited Liability Company Unit (B)	102 uts.	01/17/14	101,563	84,037
			1,618,508	1,636,521
Hi-Rel Group LLC
A manufacturer and distributor of precision metal piece parts for the microelectronic packaging industry, serving the aerospace/ defense, telecommunications, and medical end markets.
12% Senior Subordinated Note due 2018	$703,125	04/15/13	667,202	698,815
Limited Liability Company Unit (B)	234 uts.	04/15/13	234,375	96,328
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	37,177 shs.	04/15/13	32,344	14,551
			933,921	809,694
HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)	47 uts.	10/14/11	-	-
Limited Liability Company Unit Class G (B)	114 uts.	10/14/11	-	-
Limited Liability Company Unit Class H (B)	47 uts.	10/14/11	-	-
Limited Liability Company Unit Class I (B)	47 uts.	10/14/11	-	-
			-	-
Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016	$1,098,837	08/19/08	1,069,741	1,092,999
Common Stock (B)	251 shs.	08/19/08	251,163	85,737
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	65 shs.	08/19/08	60,233	22,161
			1,381,137	1,200,897
HVAC Holdings, Inc.
A provider of integrated energy efficiency services and maintenance programs for HVAC systems.
14% Senior Subordinated Note due 2019	$1,182,884	09/27/12	1,164,576	1,189,202
Preferred Stock Series A (B)	1,127 shs.	09/27/12	112,726	139,257
Common Stock (B)	910 shs.	09/27/12	910	2,147
			1,278,212	1,330,606

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
Common Stock (B)	93 shs.	10/27/11	$92,854	$197,968

Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	47 shs.	02/27/07	1,424	325,945

J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
Preferred Stock A (B)	165 shs.	12/20/10	165,000	-
Preferred Stock B (B)	0.06 shs.	12/20/10	-	-
Common Stock (B)	33 shs.	12/20/10	1,667	-
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	12 shs.	12/20/10	105,643	-
			272,310	-
Janus Group Holdings LLC
A manufacturer of roll-up doors and hallway systems that are primarily used in self-storage facilities.
13.5% Senior Subordinated Note due 2019	$1,342,391	12/11/13	1,318,315	1,382,663
Limited Liability Company Unit Class A (B)	283 uts.	12/11/13	232,837	567,229
			1,551,152	1,949,892
JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
14.25% Senior Subordinated Note due 2019	$1,075,706	12/05/12	1,058,602	1,011,322
Limited Liability Company Unit (B)	217,391 uts.	12/05/12	217,391	98,234
			1,275,993	1,109,556
K & N Parent, Inc.
A manufacturer and supplier of automotive aftermarket performance air filters and intake systems.
Preferred Stock Series A (B)	102 shs.	12/23/11	-	-
Preferred Stock Series B (B)	29 shs.	12/23/11	-	-
Common Stock (B)	163 shs.	*	6,522	132,624
* 12/23/11 and 06/30/14.			6,522	132,624

K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
Common Stock (B)	71,053 shs.	05/24/06	71,053	68,148
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	43,600 shs.	05/25/06	37,871	41,817
			108,924	109,965

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Convertible Preferred Stock Series C (B)	29 shs.	06/30/09	$29,348	$88,547
Convertible Preferred Stock Series D (B)	13 shs.	09/17/09	12,958	38,880
Common Stock (B)	235 shs.	07/15/08	234,783	168,560
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	51 shs.	07/16/08	50,836	36,501
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	67 shs.	09/17/09	-	48,390
			327,925	380,878
LPC Holding Company
A designer and manufacturer of precision-molded silicone rubber components that are utilized in the medical and automotive end markets.
Common Stock (B)	105 shs.	08/15/11	105,019	147,625

M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
Common Stock (B)	32 shs.	09/12/08	32,143	-
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	35 shs.	09/12/08	34,714	-
			66,857	-
Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
Limited Liability Company Unit (B)	12,764 uts.	*	166,481	177,028
Warrant, exercisable until 2017, to purchase common stock at $.01 per share (B)	1,787 shs.	05/04/07	22,781	24,785
* 05/04/07 and 01/02/08.			189,262	201,813

Manhattan Beachwear Holding Company
A designer and distributor of women’s swimwear.
12.5% Senior Subordinated Note due 2018	$419,971	01/15/10	390,193	419,971
15% Senior Subordinated Note due 2018	$113,118	10/05/10	111,884	112,569
Common Stock (B)	35 shs.	10/05/10	35,400	82,998
Common Stock (B)	118 shs.	01/15/10	117,647	275,841
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	104 shs.	10/05/10	94,579	244,118
			749,703	1,135,497

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
Preferred Unit (B)	66 uts.	08/29/08	$66,451	$83,821
Common Unit Class A (B)	671 uts.	08/29/08	671	96,410
Common Unit Class B (B)	263 uts.	08/29/08	63,564	37,821
			130,686	218,052
Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul services for “out of production” or “legacy” aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.
14% Senior Subordinated Note due 2019	$454,295	09/22/11	448,144	454,295
Limited Liability Company Unit Series A	228 uts.	05/07/14	14,760	11,341
Limited Liability Company Unit Series B (B)	155,945 uts.	09/22/11	155,945	149,873
			618,849	615,509
MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
7% Senior Subordinated Note due 2014 (D)	$902,727	*	865,676	-
Preferred Stock Series A (B)	519 shs.	10/10/12	498,734	-
Common Stock (B)	238 shs.	*	238,000	-
Common Stock Series B (B)	597 shs.	10/10/12	6	-
Warrant, exercisable until 2014, to purchase common stock at $.02 per share (B)	87 shs.	*	86,281	-
*08/12/05 and 09/11/06.			1,688,697	-

MES Partners, Inc.
An industrial service business offering an array of cleaning and environmental services to the Gulf Coast region of the U.S.
12% Senior Subordinated Note due 2021	$1,082,045	09/30/14	1,060,410	1,079,511
Common Stock Class B (B)	219,545 shs.	09/30/14	219,545	208,568
			1,279,955	1,288,079
MNX Holding Company
An international third party logistics company providing customized logistics services to customers across the globe.
14% Senior Subordinated Note due 2019	$1,252,274	11/02/12	1,232,608	1,155,158
Common Stock (B)	45 shs.	11/02/12	44,643	-
			1,277,251	1,155,158
Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2020	$969,976	11/30/10	959,792	969,976
Limited Liability Company Unit Class B-1 (B)	75,000 uts.	11/30/10	-	79,918
Limited Liability Company Unit Class B-2 (B)	6,801 uts.	11/30/10	-	7,247
			959,792	1,057,141

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

NABCO, Inc.
A producer of explosive containment vessels in the United States.
Common Stock (B)	429 shs.	12/20/12	$306,091	$-

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
14% Senior Subordinated Note due 2015	$1,061,463	02/02/07	1,048,639	1,013,273
Limited Partnership Interest of
Saw Mill PCG Partners LLC (B)	1.38% int.	02/01/07	588,077	-
Limited Liability Company Unit Class D of
Saw Mill PCG Partners LLC (B)	9 uts.	*	8,873	-
Limited Liability Company Unit Class D-1 of
Saw Mill PCG Partners LLC (B)	121 uts.	09/30/09	121,160	14,435
Limited Liability Company Unit Class D-2 of
Saw Mill PCG Partners LLC (B)	68 uts.	04/29/11	34,547	140,038
* 12/18/08 and 09/30/09.			1,801,296	1,167,746

Nicoat Acquisitions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
14% Senior Subordinated Note due 2018	$486,792	11/05/10	461,436	486,792
Limited Liability Company Unit Series B (B)	17,241 uts.	11/05/10	17,241	34,741
Limited Liability Company Unit Series B (B)	34,931 uts.	11/05/10	34,931	70,386
Limited Liability Company Unit Series F (B)	34,931 uts.	11/05/10	-	8,698
			513,608	600,617
Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
Limited Partnership Interest (B)	1,740 uts.	*	174,006	143,941
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	2,605 shs.	*	260,479	215,474
*07/09/09 and 08/09/10.			434,485	359,415

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2018	$444,445	06/04/10	423,174	444,445
Preferred Stock Series A (B)	554 shs.	06/04/10	55,354	24,804
Preferred Stock Series B (B)	311 shs.	06/04/10	31,125	-
Common Stock (B)	344 shs.	06/04/10	344	-
			509,997	469,249

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

P K C Holding Corporation
A manufacturer of plastic film and badges for the general industrial, medical, and food industries.
Preferred Stock Class A (B)	29 shs.	12/21/10	$180,380	$351,657
Common Stock (B)	29 shs.	12/21/10	13,500	181,324
			193,880	532,981
P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical expertise, and overall supply chain management.
15% Senior Subordinated Note due 2017	$1,001,150	12/20/10	990,702	1,001,150
Limited Liability Company Unit Class A (B)	33 uts.	12/20/10	106,071	139,255
Limited Liability Company Unit Class B (B)	33 uts.	12/20/10	1,072	40,883
			1,097,845	1,181,288
Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	1,236 shs.	05/22/09	59,034	456,990
Preferred Stock Series B (B)	7,059 shs.	05/22/09	290,050	-
Common Stock (B)	21,462 shs.	05/22/09	993,816	-
			1,342,900	456,990
Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
16% Senior Subordinated Note due 2018	$1,177,984	11/29/12	1,157,234	1,228,178
Limited Liability Company Unit (B)	156,250 uts.	11/29/12	156,250	229,503
			1,313,484	1,457,681
Polytex Holdings LLC
A manufacturer of water based inks and related products serving primarily the wall covering market.
13% Senior Subordinated Note due 2020	$1,038,401	07/31/14	1,018,109	1,035,640
Limited Liability Company Unit	148,096 uts.	07/31/14	148,096	140,691
			1,166,205	1,176,331

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	109 shs.	11/12/09	107,970	210,035

R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
8% Senior Subordinated Note due 2017	$49,908	01/02/14	$217,411	$49,908
Limited Liability Company Unit (B)	1,497 uts.	12/15/06	149,723	37,324
Limited Liability Company Unit Class B Common (B)	6 uts.	01/02/14	219,593	54,742
Limited Liability Company Unit Class B-1 Preferred (B)	9 uts.	01/02/14	374,307	374,308
Warrant, exercisable until 2017, to purchase common stock at $.01 per share (B)	2 shs.	12/15/06	69,609	17,613
			1,030,643	533,895
REVSpring, Inc.
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
14% Senior Subordinated Note due 2018	$1,178,233	*	1,164,395	1,197,078
Limited Liability Company Unit Class A (B)	13,548 uts.	*	135,477	169,020
* 10/21/11 and 08/03/12.			1,299,872	1,366,098

Rose City Holding Company
A designer and printer of folding cartons and packaging for food and beverage manufacturers on the West Coast.
Preferred Stock (B)	39,062 shs.	12/11/12	39,062	45,626
Common Stock (B)	39 shs.	12/11/12	4	43,687
			39,066	89,313
Safety Infrastructure Solutions
A provider of trench safety equipment to a diverse customer base across multiple end markets in Texas and the Southwestern United States.
15% Senior Subordinated Note due 2018	$843,750	*	834,773	852,188
Preferred Stock (B)	2,098 shs.	03/30/12	83,920	102,964
Common Stock (B)	983 shs.	03/30/12	9,830	46,154
* 03/30/12 and 05/16/13.			928,523	1,001,306

Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
7% Senior Subordinated Note due 2015 (D)	$1,404,092	01/15/09	826,004	280,818

Signature Systems Holding Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
12.5% Senior Subordinated Note due 2021	$755,088	03/15/13	716,861	770,190
Common Stock (B)	76 shs.	03/15/13	75,509	165,494
Warrant, exercisable until 2023, to purchase common stock A at $.01 per share (B)	31 shs.	03/15/13	28,316	67,613
			820,686	1,003,297

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Smart Source Holdings LLC
A short-term computer rental company.
Limited Liability Company Unit (B)	328 uts.	*	$261,262	$460,993
Warrant, exercisable until 2015, to purchase common stock at $.01 per share (B)	83 shs.	*	67,467	116,770
* 08/31/07 and 03/06/08.			328,729	577,763

SMB Machinery Holdings, Inc.
A reseller of used, rebuilt and refurbished packaging and processing equipment, primarily serving the bottling and food manufacturing industries.
14% Senior Subordinated Note due 2019	$742,387	10/18/13	729,393	716,422
Common Stock (B)	841 shs.	10/18/13	84,100	-
			813,493	716,422
Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
14.25% Senior Subordinated Note due 2017	$605,299	12/15/09	551,342	605,299
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	136 shs.	12/15/09	120,234	85,327
			671,576	690,626
Specialty Commodities, Inc.
A distributor of specialty food ingredients.
Common Stock (B)	16 shs.	10/23/08	158,824	415,436
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	6 shs.	10/23/08	53,285	156,946
			212,109	572,382
Stag Parkway Holding Company
A distributor of RV parts and accessories in the United States.
13% Senior Subordinated Note due 2018	$1,152,104	12/19/12	1,110,920	1,152,104
Common Stock (B)	118 shs.	12/19/12	118,203	152,651
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	35 shs.	12/19/12	31,848	44,827
			1,260,971	1,349,582
Strahman Holdings Inc
A manufacturer of industrial valves and wash down equipment for a variety of industries, including chemical, petrochemical, polymer, pharmaceutical, food processing, beverage and mining.
14% Senior Subordinated Note due 2019	$1,059,783	12/13/13	1,040,079	1,082,446
Preferred Stock Series A (B)	158,967 shs.	12/13/13	158,967	123,594
			1,199,046	1,206,040

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

Principal Amount,
Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Strata/WLA Holding Corporation
A leading independent anatomic pathology laboratory that conducts over 320,000 tests annually to customers in 40 U.S. states and in Canada and Venezuela.
14.5% Senior Subordinated Note due 2018 (D)	$959,148	07/01/11	$943,703	$-
Preferred Stock Series A (B)	76 shs.	07/01/11	76,046	-
			1,019,749	-
Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	3,405 uts.	03/31/10	-	-

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
14% Senior Subordinated Note due 2017	$1,038,557	12/14/10	1,005,216	1,038,027
14% Senior Subordinated PIK Note due 2017	$95,902	08/17/12	93,467	95,853
Common Stock (B)	38 shs.	12/14/10	38,168	30,254
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	37 shs.	12/14/10	37,249	29,525
			1,174,100	1,193,659
Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14% Senior Subordinated Note due 2019	$2,028,477	09/02/08	1,972,019	1,829,477
Preferred Stock Series D (B)	257 shs.	02/27/13	25,678	-
Redeemable Preferred Stock Series A (B)	678 shs.	10/03/08	6,630	-
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	6,778 shs.	09/02/08	59,661	-
			2,063,988	1,829,477

Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
10% Senior Subordinated Note due 2016 (D)	$350,860	*	9,345	350,860
Common Stock Class B	32 shs.	*	-	-
Limited Partnership Interest of
Saw Mill Capital Fund V, LLC (B)	2.27% int.	**	65,387	-
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	41 shs.	04/28/06	33,738	-
* 04/28/06 and 09/13/06.			108,470	350,860
**03/01/05 and 10/10/08.

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
3% Senior Subordinated Note due 2018 (D)	$1,062,258	12/05/13	$-	$1,009,145
15% Senior Subordinated Note due 2020 (D)	$46,798	12/05/13	219,203	-
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	28,079	12/05/13	-	-
			219,203	1,009,145
Transpac Holding Company
A designer, importer, and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015 (D)	$938,651	10/31/07	909,276	-
Common Stock (B)	110 shs.	10/31/07	110,430	-
Warrant, exercisable until 2015, to purchase common stock at $.01 per share (B)	50 shs.	10/31/07	46,380	-
			1,066,086	-
Tranzonic Holdings LLC
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
14% Senior Subordinated Note due 2019	$1,514,157	07/05/13	1,488,841	1,525,643
Limited Liability Company Unit Class A (B)	147,727 shs.	07/05/13	147,727	167,189
			1,636,568	1,692,832
Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2016	$727,062	*	716,260	727,062
Preferred Stock Series B (B)	128 shs.	10/20/08	127,677	454,860
Common Stock (B)	393 shs.	*	423,985	24,154
Warrant, exercisable until 2017, to purchase common stock at $.02 per share (B)	81 shs.	*	84,650	4,988
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	558 shs.	10/20/08	-	34,304
* 07/19/05 and 12/22/05.			1,352,572	1,245,368

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liability Company Unit (B)	5,888 uts.	02/28/11	78,125	219,025
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	3,060 shs.	04/11/03	36,032	31,747
			114,157	250,772

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
Common Stock (B)	96 shs.	04/30/04	$96,400	$234,588
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	122 shs.	04/30/04	112,106	296,885
			208,506	531,473
U M A Enterprises, Inc.
An importer and wholesaler of home décor products.
15% Senior Subordinated Note 2021	$1,236,665	06/06/14	338,374	1,259,667
Warrant, exercisable until 2024, to purchase common stock at $.01 per share (B)	791 shs.	06/06/14	-	41,071
			338,374	1,300,738
Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
Class B Unit (B)	406,525 uts.	10/29/09	184,266	-
Class C Unit (B)	450,000 uts.	10/29/09	413,244	78,922
Limited Liability Company Unit Class A (B)	383,011 uts.	*	229,353	-
Limited Liability Company Unit Class B (B)	96,848 uts.	07/19/04	96,848	-
* 07/19/04 and 10/29/09.			923,711	78,922

VP Holding Company
A provider of school transportation services for special-needs and homeless children in Massachusetts.
13% Senior Subordinated Note due 2020	$501,842	03/31/14	492,420	515,330
Common Stock (B)	3,632 shs.	03/31/14	363,158	318,330
			855,578	833,660
Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
8% Senior Subordinated Note due 2017 (D)	$1,680,931	11/30/06	867,531	-
Common Stock (B)	101 shs.	11/30/06	101,250	-
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	51 shs.	11/30/06	45,790	-
			1,014,571	-
Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
Preferred Stock Series B (B)	703 shs.	06/08/10	70,308	103,791
Common Stock (B)	353 shs.	06/08/10	353	50,883
			70,661	154,674

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$794,521	12/16/10	$752,050	$789,863
Common Stock (B)	205 shs.	12/16/10	205,480	80,162
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	55 shs.	12/16/10	49,334	21,542
			1,006,864	891,567
WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% Senior Subordinated Note due 2018	$913,965	11/03/11	901,995	932,243
Common Stock (B)	1,500 shs.	11/03/11	150,000	200,866
			1,051,995	1,133,109

Total Private Placement Investments (E)			$84,008,596	$83,562,794

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Interest	Due	Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Rule 144A Securities - 12.89%:

Bonds - 12.89%
Alliant Techsystems Inc.	5.250%	10/01/21	$500,000	$500,000	$501,250
Amsted Industries	5.375	09/15/24	240,000	240,000	232,800
ArcelorMittal	6.125	06/01/18	500,000	510,135	530,000
Belden Inc.	5.250	07/15/24	210,000	210,000	201,075
California Resources Corporation	6.000	11/15/24	480,000	480,000	493,200
CITGO Petroleum Corporation	6.250	08/15/22	425,000	425,000	442,000
Cornerstone Chemical Company	9.375	03/15/18	375,000	382,618	393,750
CTP Transportation Products, LLC	8.250	12/15/19	310,000	310,000	330,925
Endo Finance LLC	5.375	01/31/23	500,000	490,131	477,500
First Data Corporation	7.375	06/15/19	250,000	250,000	263,150
Forest Laboratories, Inc.	5.000	12/15/21	370,000	370,000	395,486
Forest Laboratories, Inc.	4.875	02/15/21	500,000	500,000	533,390
Hercules Offshore, Inc.	7.500	10/01/21	750,000	750,000	603,750
Hilcorp Energy Company	7.625	04/15/21	325,000	313,798	342,062
Hilcorp Energy Company	5.000	12/01/24	335,000	335,000	322,438
Hilton Worldwide Holdings, Inc.	5.625	10/15/21	750,000	750,000	772,500
J.B. Poindexter Co., Inc.	9.000	04/01/22	500,000	500,000	536,875
JBS USA Holdings, Inc.	7.750	10/28/20	375,000	393,858	398,437
Jupiter Resources Inc.	8.500	10/01/22	500,000	476,206	443,750
Lamar Media Corporation	5.375	01/15/24	160,000	160,000	160,400
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	663,000	682,849	706,095
Mallinckrodt PLC	5.750	08/01/22	500,000	500,000	503,750
MEG Energy Corporation	6.375	01/30/23	500,000	500,000	504,375
MEG Energy Corporation	7.000	03/31/24	500,000	500,000	517,500
Niska Gas Storage Partners LLC	6.500	04/01/19	500,000	500,000	437,500
NRG Energy, Inc.	6.250	07/15/22	500,000	500,000	512,813
Numericable Group SA	4.875	05/15/19	240,000	240,000	237,000
NXP BV/NXP Funding LLC	3.750	06/01/18	750,000	750,000	736,875
Paperworks Industries, Inc.	9.500	08/15/19	500,000	511,612	508,750
Penske Corporation	4.875	07/11/22	500,000	498,226	537,322
RKI Inc.	8.500	08/01/21	500,000	502,232	516,250
Prestige Brands Holdings, Inc.	5.375	12/15/21	650,000	650,000	611,000

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

			Shares or
Corporate Restricted Securities: (A) (Continued)	Interest	Due	Principal		Market
	Rate	Date	Amount	Cost	Value

Safway Group Holding LLC/Finance Corporation	7.000%	05/15/18	$250,000	$250,000	$254,375
Sirius XM Radio Inc.	5.875	10/01/20	445,000	445,000	450,563
Sprint Corporation	7.125	06/15/24	155,000	155,000	156,163
Topaz Marine S.A.	8.625	11/01/18	500,000	500,000	517,600
Univision Communications	5.125	05/15/23	160,000	160,000	162,000
Valeant Pharmaceuticals International	7.000	10/01/20	250,000	250,656	261,250
Welltec A/S	8.000	02/01/19	375,000	369,673	388,125
West Corporation	5.375	07/15/22	500,000	490,171	461,250
William Lyon Homes	7.000	08/15/22	500,000	500,000	506,250
XPO Logistics, Inc.	7.875	09/01/19	210,000	210,000	216,825
Total Bonds				18,012,165	18,078,369

Convertible Preferred Stock - 0.00%
ETEX Corporation (B)			194	-	-
Total Convertible Preferred Stock				-	-

Preferred Stock - 0.00%
TherOX, Inc. (B)			26	-	-
Total Preferred Stock				-	-

Common Stock - 0.00%
Touchstone Health Partnership (B)			292	-	-
Total Common Stock				-	-

Total Rule 144A Securities				18,012,165	18,078,369

Total Corporate Restricted Securities				$102,020,761	$101,641,163

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Interest	Due	Principal		Market
Corporate Public Securities - 30.74%: (A)	Rate	Date	Amount	Cost	Value

Bank Loans - 0.22%
American Energy - Marcellus, LLC	5.250%	07/09/21	$139,318	138,639	137,968
Aquilex Holdings LLC	5.250	12/31/20	170,119	169,736	168,134
Total Bank Loans				308,375	306,102

Bonds - 30.51%
AAR Corporation	7.250%	01/15/22	$1,000,000	$1,054,036	$1,075,000
Access Midstream Partners, L.P.	4.875	03/15/24	500,000	500,000	511,250
Accuride Corp	9.500	08/01/18	500,000	486,764	521,250
ADT Corporation	6.250	10/15/21	500,000	517,213	517,500
Alcoa, Inc.	6.150	08/15/20	600,000	623,917	661,296
Alliant Techsystems Inc.	6.875	09/15/20	500,000	530,057	537,500
Ally Financial, Inc.	5.500	02/15/17	750,000	759,121	780,000
Alta Mesa Financial Services	9.625	10/15/18	750,000	732,692	776,250
Anixter, Inc.	5.125	10/01/21	165,000	165,000	162,938
Antero Resources Corporation	5.375	11/01/21	395,000	395,000	393,025
American Axle & Manufacturing, Inc.	5.125	02/15/19	120,000	120,000	119,400
Anglogold Holdings PLC	5.375	04/15/20	600,000	604,178	602,466
Avis Budget Car Rental	9.750	03/15/20	375,000	375,000	412,500
B E Aerospace, Inc.	6.875	10/01/20	250,000	255,446	266,875
B&G Foods, Inc.	4.625	06/01/21	440,000	440,000	419,100
Bank of America Corporation	4.000	04/01/24	500,000	498,202	505,211
Bill Barrett Corporation	7.000	10/15/22	500,000	482,088	496,250
Bonanza Creek Energy, Inc.	5.750	02/01/23	500,000	500,000	480,000
Braskem Finance Ltd.	6.450	02/03/24	375,000	375,000	390,000
Brunswick Corporation	7.125	08/01/27	500,000	504,558	540,000
Calumet Specialty Products Partners L.P.	7.625	01/15/22	500,000	502,492	507,500
Calpine Corporation	5.750	01/15/25	340,000	340,000	330,225
CCO Holdings Capital Corporation	5.250	09/30/22	500,000	495,804	489,375
CCO Holdings Capital Corporation	5.750	01/15/24	500,000	483,396	497,500
Centurytel, Inc.	5.000	02/15/15	500,000	501,358	503,750
CHC Helicopter SA	9.250	10/15/20	900,000	845,060	958,500
Chrysler Group, LLC	8.000	06/15/19	210,000	225,503	222,863
Chrysler Group, LLC	8.250	06/15/21	210,000	230,482	228,900
Cimarex Energy Co.	5.875	05/01/22	500,000	535,098	537,500
CIT Group, Inc.	5.000	08/15/22	500,000	500,000	501,250
CIT Group, Inc.	3.875	02/19/19	500,000	500,000	491,250
Clearwater Paper Corporation	4.500	02/01/23	500,000	495,621	477,500
Coeur d’Alene Mines Corporation	7.875	02/01/21	500,000	501,648	468,750

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Interest	Due	Principal		Market
Corporate Public Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Commercial Metals Company	4.875%	05/15/23	$750,000	$751,402	$720,000
Continental Resources, Inc.	5.000	09/15/22	500,000	509,802	527,500
CVR Refining LLC	6.500	11/01/22	350,000	338,819	357,000
DaVita, Inc.	5.750	08/15/22	500,000	500,000	518,125
Duke Realty Limited Partnership	3.875	10/15/22	500,000	505,672	505,619
Ensco PLC	3.250	03/15/16	600,000	599,223	618,040
Equifax, Inc.	4.450	12/01/14	500,000	500,693	500,734
Forum Energy Technologies	6.250	10/01/21	160,000	160,000	164,400
GATX Corporation	4.750	05/15/15	500,000	502,065	512,517
General Electric Capital Corporation	5.500	01/08/20	500,000	498,818	572,989
HCA Holdings, Inc.	3.750	03/15/19	500,000	500,000	488,750
Headwaters, Inc.	7.625	04/01/19	305,000	305,104	317,963
HealthSouth Corporation	7.750	09/15/22	405,000	405,797	431,831
Hertz Corporation	6.750	04/15/19	220,000	217,666	226,875
Hornbeck Offshore Services, Inc.	5.000	03/01/21	500,000	500,000	475,000
Icahn Enterprises L.P.	4.875	03/15/19	475,000	475,000	467,875
Icahn Enterprises L.P.	6.000	08/01/20	600,000	610,908	616,500
International Game Technology	7.500	06/15/19	500,000	499,841	565,619
Jabil Circuit, Inc.	4.700	09/15/22	500,000	499,972	503,125
Johnson Controls, Inc.	5.500	01/15/16	500,000	476,038	529,966
Kraft Foods, Inc.	5.375	02/10/20	500,000	510,428	566,877
Lazard Group LLC	4.250	11/14/20	500,000	498,535	522,710
Lear Corporation	4.750	01/15/23	375,000	368,409	370,313
Lennar Corporation	4.750	11/15/22	375,000	369,919	362,813
Lifepoint Hospitals, Inc.	5.500	12/01/21	350,000	360,032	354,375
Linn Energy, LLC	8.625	04/15/20	500,000	504,334	516,875
Masco Corporation	7.125	03/15/20	350,000	349,999	402,500
MasTec, Inc.	4.875	03/15/23	500,000	490,504	467,500
Meritor, Inc.	6.750	06/15/21	1,000,000	1,000,000	1,040,000
Morgan Stanley	5.500	01/26/20	500,000	498,376	560,626
NBC Universal Media LLC	5.150	04/30/20	500,000	499,542	567,688
Nexeo Solutions LLC	8.375	03/01/18	20,000	20,000	19,800
Omnova Solutions, Inc.	7.875	11/01/18	750,000	760,416	763,125
Peabody Energy Corporation	6.000	11/15/18	500,000	500,424	490,000
Perry Ellis International, Inc.	7.875	04/01/19	375,000	372,268	378,750
Precision Drilling Corporation	6.625	11/15/20	250,000	256,106	259,375
Qwest Diagnostic, Inc.	4.750	01/30/20	500,000	499,208	539,908
Regency Energy Partners LP	5.875	03/01/22	425,000	418,425	442,000
Rosetta Resources Inc.	5.875	06/01/22	500,000	500,000	498,125

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Interest	Due	Principal		Market
Corporate Public Securities (A)	Rate	Date	Amount	Cost	Value

R.R. Donnelley & Sons Company	6.000%	04/01/24	$500,000	$500,000	$493,750
Samson Investment Company	9.750	02/15/20	350,000	342,356	317,625
ServiceMaster Company	7.000	08/15/20	325,000	325,000	338,000
Sprint Nextel Corporation	6.000	12/01/16	500,000	506,697	525,937
Steelcase, Inc.	6.375	02/15/21	500,000	506,161	578,656
Stone Energy Corporation	7.500	11/15/22	500,000	513,950	515,150
Tech Data Corporation	3.750	09/21/17	500,000	504,599	517,850
Tesoro Logistics LP	5.875	10/01/20	391,000	398,923	404,684
Time Warner Cable, Inc.	5.000	02/01/20	500,000	493,895	555,623
T-Mobile USA Inc.	6.464	04/28/19	340,000	344,632	353,175
T-Mobile USA Inc.	6.731	04/28/22	210,000	207,550	214,725
T-Mobile USA Inc.	6.836	04/28/23	65,000	63,640	66,788
Tronox Finance LLC	6.375	08/15/20	375,000	367,178	376,406
Tyson Foods, Inc.	4.500	06/15/22	500,000	513,598	529,917
Unit Corporation	6.625	05/15/21	500,000	494,960	501,250
Weatherford International Limited	4.500	04/15/22	500,000	517,722	520,557
WPX Energy, Inc.	5.250	09/15/24	425,000	425,000	412,250
Xerium Technologies, Inc.	8.875	06/15/18	416,000	433,096	438,880
Total Bonds				41,667,436	42,787,685

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

					Market
Corporate Public Securities (A)			Shares	Cost	Value

Common Stock - 0.01%
Nortek, Inc. (B)			100	$1	$7,450
Total Common Stock				1	7,450

Total Corporate Public Securities				$41,975,812	$43,101,237

	Interest	Due	Principal		Market
Short-Term Securities:	Rate/Yield	Date	Amount	Cost	Value
Commercial Paper - 4.14%
Ameren Corporation	0.260%	10/10/14	$2,300,000	$2,299,839	$2,299,839
Enbridge Inc.	0.284	10/18/14	2,000,000	1,999,891	1,999,891
Equifax, Inc.	0.220	10/03/14	1,500,000	1,499,982	1,499,982
Total Short-Term Securities				$5,799,712	$5,799,712

Total Investments	107.37%			$149,796,285	$150,542,112
Other Assets	4.44				6,218,931
Liabilities	(11.81)				(16,554,031)
Total Net Assets	100.00%				$140,207,012

(A)	In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Variable rate security; rate indicated is as of September 30, 2014.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of September 30, 2014, the values of these securities amounted to $83,562,794 or 59.6% of net assets.
^	Effective yield at purchase
PIK -	Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification:	Market Value		Market Value

AEROSPACE - 2.77%		BROADCASTING & ENTERTAINMENT - 1.08%
AAR Corporation	$1,075,000	Lamar Media Corporation	$160,400
Alliant Techsystems Inc.	1,038,750	HOP Entertainment LLC	-
B E Aerospace, Inc.	266,875	NBC Universal Media LLC	567,688
Merex Holding Corporation	615,509	Numericable Group SA	237,000
Whitcraft Holdings, Inc.	891,567	Time Warner Cable, Inc.	555,623
	3,887,701	Sundance Investco LLC	-
AUTOMOBILE - 5.45%			1,520,711
Accuride Corp	521,250	BUILDINGS & REAL ESTATE - 2.81%
American Axle & Manufacturing, Inc.	119,400	ACP Cascade Holdings LLC	-
Avis Budget Car Rental	412,500	Duke Realty Limited Partnership	505,619
CG Holdings Manufacturing Company	1,635,078	Lennar Corporation	362,813
Chrysler Group, LLC	451,763	Masco Corporation	402,500
DPL Holding Corporation	1,693,597	MasTec, Inc.	467,500
Ideal Tridon Holdings, Inc.	197,968	Safway Group Holding LLC/Finance Corporation	254,375
J A C Holding Enterprises, Inc.	-	Sunrise Windows Holding Company	1,193,659
Johnson Controls, Inc.	529,966	TruStile Doors, Inc.	250,772
K & N Parent, Inc.	132,624	William Lyon Homes	506,250
Lear Corporation	370,313		3,943,488
Meritor, Inc.	1,040,000	CHEMICAL, PLASTICS & RUBBER - 2.92%
Penske Corporation	537,322	Capital Specialty Plastics, Inc.	787,507
	7,641,781	Cornerstone Chemical Company	393,750
BEVERAGE, DRUG & FOOD - 6.74%		Nicoat Acquisitions LLC	600,617
1492 Acquisition LLC	794,263	Omnova Solutions, Inc.	763,125
B&G Foods, Inc.	419,100	Polytex Holdings LLC	1,176,331
Eatem Holding Company	1,210,051	Tronox Finance LLC	376,406
JBS USA Holdings, Inc.	398,437		4,097,736
F F C Holding Corporation	236,937	CONSUMER PRODUCTS - 9.80%
Gennx Novel Holding, Inc.	1,721,547	AMS Holding LLC	259,206
Golden County Foods Holding, Inc.	-	Baby Jogger Holdings LLC	1,084,440
Hospitality Mints Holding Company	1,200,897	Bravo Sports Holding Corporation	1,331,437
JMH Investors LLC	1,109,556	Clearwater Paper Corporation	477,500
Kraft Foods, Inc.	566,877	Custom Engineered Wheels, Inc.	439,512
Spartan Foods Holding Company	690,626	gloProfessional Holdings, Inc.	1,321,505
Specialty Commodities, Inc.	572,382	GTI Holding Company	838,795
Tyson Foods, Inc.	529,917	Handi Quilter Holding Company	225,203
	9,450,590	HHI Group, LLC	1,636,521
		K N B Holdings Corporation	109,965
		Manhattan Beachwear Holding Company	1,135,497

See Notes to Consolidated Financial Statements

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

NXP BV/NXP Funding LLC	$736,875	K P I Holdings, Inc.	$380,878
Perry Ellis International, Inc.	378,750	LPC Holding Company	147,625
Prestige Brands Holdings, Inc.	611,000	Nortek, Inc.	7,450
R A J Manufacturing Holdings LLC	533,895	O E C Holding Corporation	469,249
R.R. Donnelley & Sons Company	493,750	Strahman Holdings Inc	1,206,040
Tranzonic Holdings LLC	1,692,832	Truck Bodies & Equipment International	1,245,368
Xerium Technologies, Inc.	438,880		11,555,860
	13,745,563	DIVERSIFIED/CONGLOMERATE, SERVICE - 9.92%
CONTAINERS, PACKAGING & GLASS - 2.22%		ADT Corporation	517,500
Paperworks Industries, Inc.	508,750	A S C Group, Inc.	1,432,652
P K C Holding Corporation	532,981	A W X Holdings Corporation	210,000
P P T Holdings LLC	1,181,288	Advanced Technologies Holdings	616,734
Rose City Holding Company	89,313	Anglogold Holdings PLC	602,466
SMB Machinery Holdings, Inc.	716,422	Bank of America Corporation	505,211
Vitex Packaging Group, Inc.	78,922	Church Services Holding Company	496,424
	3,107,676	Clough, Harbour and Associates	211,819
DISTRIBUTION - 5.53%		Crane Rental Corporation	1,140,506
ARI Holding Corporation	2,063,822	ELT Holding Company	216,563
Blue Wave Products, Inc.	764,325	EPM Holding Company	704,322
BP SCI LLC	1,433,584	Equifax, Inc.	2,000,716
Signature Systems Holding Company	1,003,297	Hilton Worldwide Holdings, Inc.	772,500
Stag Parkway Holding Company	1,349,582	HVAC Holdings, Inc.	1,330,606
WP Supply Holding Corporation	1,133,109	Insurance Claims Management, Inc.	325,945
	7,747,719	Mail Communications Group, Inc.	201,813
DIVERSIFIED/CONGLOMERATE,		Nexeo Solutions LLC	19,800
MANUFACTURING - 8.24%		Northwest Mailing Services, Inc.	359,415
A H C Holding Company, Inc.	268,077	Pearlman Enterprises, Inc.	456,990
Advanced Manufacturing Enterprises LLC	1,263,890	Safety Infrastructure Solutions	1,001,306
Amsted Industries	232,800	ServiceMaster Company	338,000
Arrow Tru-Line Holdings, Inc.	301,285	Sirius XM Radio Inc.	450,563
C D N T, Inc.	605,527		13,911,851
CTP Transportation Products, LLC	330,925	ELECTRONICS - 1.60%
F G I Equity LLC	239,124	Anixter, Inc.	162,938
G C Holdings	110,776	Belden Inc.	201,075
Hartland Controls Holding Corporation	1,450,385	Connecticut Electric, Inc.	856,108
Hi-Rel Group LLC	809,694	Jabil Circuit, Inc.	503,125
Janus Group Holdings LLC	1,949,892	Tech Data Corporation	517,850
J.B. Poindexter Co., Inc.	536,875		2,241,096

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

FINANCIAL SERVICES - 5.89%		LEISURE, AMUSEMENT, ENTERTAINMENT - 1.94%
Ally Financial, Inc.	$780,000	Brunswick Corporation	$540,000
Alta Mesa Financial Services	776,250	CTM Holding, Inc.	1,615,145
Braskem Finance Ltd.	390,000	International Game Technology	565,619
CIT Group, Inc.	992,500		2,720,764
GATX Corporation	512,517	MACHINERY - 3.70%
General Electric Capital Corporation	572,989	ABC Industries, Inc.	745,344
Icahn Enterprises L.P.	1,084,375	Arch Global Precision LLC	1,574,820
Lazard Group LLC	522,710	E S P Holdco, Inc.	247,931
LBC Tank Terminals Holding Netherlands B.V.	706,095	Motion Controls Holdings	1,057,141
Morgan Stanley	560,626	M V I Holding, Inc.	-
REVSpring, Inc.	1,366,098	NetShape Technologies, Inc.	1,167,746
	8,264,160	Welltec A/S	388,125
HEALTHCARE, EDUCATION & CHILDCARE - 6.15%			5,181,107
American Hospice Management Holding LLC	1,274,972	MEDICAL DEVICES/BIOTECH - 0.67%
CHG Alternative Education Holding Company	1,061,008	ETEX Corporation	-
DaVita, Inc.	518,125	Mallinckrodt PLC	503,750
GD Dental Services LLC	123,049	MedSystems Holdings LLC	218,052
ERG Holding Company LLC	1,021,198	MicroGroup, Inc.	-
HCA Holdings, Inc.	488,750	Precision Wire Holding Company	210,035
Healthcare Direct Holding Company	827,793	TherOX, Inc.	-
HealthSouth Corporation	431,831		931,837
Lifepoint Hospitals, Inc.	354,375	MINING, STEEL, IRON
Qwest Diagnostic, Inc.	539,908	& NON-PRECIOUS METALS - 1.67%
Strata/WLA Holding Corporation	-	Alcoa, Inc.	661,296
Synteract Holdings Corporation	1,829,477	Coeurd’ Alene Mines Corporation	468,750
Touchstone Health Partnership	-	Commercial Metals Company	720,000
Wheaton Holding Corporation	154,674	Peabody Energy Corporation	490,000
	8,625,160		2,340,046
HOME & OFFICE FURNISHINGS, HOUSEWARES,		NATURAL RESOURCES - 0.60%
AND DURABLE CONSUMER PRODUCTS - 2.64%		ArcelorMittal	530,000
Connor Sport Court International, Inc.	1,283,103	Headwaters, Inc.	317,963
Steelcase, Inc.	578,656		847,963
Transpac Holding Company	-	OIL & GAS - 13.21%
U-Line Corporation	531,473	Access Midstream Partners, L.P.	511,250
U M A Enterprises, Inc.	1,300,738	American Energy - Marcellus, LLC	137,968
Wellborn Forest Holding Company	-	Antero Resources Corporation	393,025
	3,693,970	Avantech Testing Services LLC	846,260
		Bill Barrett Corporation	496,250
		Bonanza Creek Energy, Inc.	480,000

See Notes to Consolidated Financial Statements

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2014
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

California Resources Corporation	$493,200	TELECOMMUNICATIONS - 2.62%
Calumet Specialty Products Partners L.P.	507,500	All Current Holding Company	$245,316
Cimarex Energy Co.	537,500	CCO Holdings Capital Corporation	986,875
CITGO Petroleum Corporation	442,000	Centurytel, Inc.	503,750
Continental Resources, Inc.	527,500	Sprint Corporation	156,163
CVR Refining LLC	357,000	Sprint Nextel Corporation	525,937
Enbridge Inc.	1,999,891	T-Mobile USA Inc.	634,688
Ensco PLC	618,040	Univision Communications	162,000
Forum Energy Technologies	164,400	West Corporation	461,250
Hercules Offshore, Inc.	603,750		3,675,979
Hilcorp Energy Company	664,500	TRANSPORTATION - 2.79%
Hornbeck Offshore Services, Inc.	475,000	CHC Helicopter SA	958,500
Jupiter Resources Inc.	443,750	Hertz Corporation	226,875
Linn Energy, LLC	516,875	MNX Holding Company	1,155,158
MEG Energy Corporation	1,021,875	NABCO, Inc.	-
Niska Gas Storage Partners LLC	437,500	Topaz Marine S.A.	517,600
Petroplex Inv Holdings LLC	1,457,681	VP Holding Company	833,660
Precision Drilling Corporation	259,375	XPO Logistics, Inc.	216,825
Regency Energy Partners LP	442,000		3,908,618
RKI Inc.	516,250	UTILITIES - 2.24%
Rosetta Resources Inc.	498,125	Ameren Corporation	2,299,839
Samson Investment Company	317,625	Calpine Corporation	330,225
Stone Energy Corporation	515,150	NRG Energy, Inc.	512,813
Tesoro Logistics LP	404,684		3,142,877
Unit Corporation	501,250	WASTE MANAGEMENT / POLLUTION - 2.01%
Weatherford International Limited	520,557	Aquilex Holdings LLC	168,134
WPX Energy, Inc.	412,250	MES Partners, Inc.	1,288,079
	18,519,981	Terra Renewal LLC	350,860
PHARMACEUTICALS - 1.36%		Torrent Group Holdings, Inc.	1,009,145
CorePharma LLC	232,303		2,816,218
Endo Finance LLC	477,500
Forest Laboratories, Inc.	928,876	Total Investments - 107.37%	$150,542,112
Valeant Pharmaceuticals International	261,250
	1,899,929
TECHNOLOGY - 0.80%
First Data Corporation	263,150
Sencore Holding Company	280,818
Smart Source Holdings LLC	577,763
	1,121,731

See Notes to Consolidated Financial Statements

Fair Values Hierarchy

The Trust categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Trust's net assets as of September 30, 2014:

Assets	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	77,712,473	-	18,078,369	59,634,104
Common Stock - U.S.	9,755,616	-	-	9,755,616
Preferred Stock	5,617,101	-	-	5,617,101
Partnerships and LLCs	8,555,973	-	-	8,555,973
Public Securities
Bank Loans	306,102	-	306,102	-
Corporate Bonds	42,787,685	-	42,787,685	-
Common Stock - U.S.	7,450	7,450	-	-
Short-term Securities	5,799,712	-	5,799,712	-
Total	$150,542,112	$7,450	$66,971,868	$83,562,794

See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

						Transfers
	Beginning					in and /	Ending
	balance at	Included				or out of	balance at
Assets	12/31/2013	in earnings	Purchases	Sales	Prepayments	Level 3	09/30/2014
Restricted Securities
Corporate Bonds	$56,939,587	$2,829,912	$10,875,152	$(3,318,338)	$(7,692,209)	$-	$59,634,104
Common Stock - U.S.	9,668,741	1,918,502	717,965	(957,463)	-	-	11,347,745
Preferred Stock	6,926,282	489,628	(123,526)	(1,675,283)	-	-	5,617,101
Partnerships and LLCs	9,491,997	46,456	1,637,511	(2,619,991)	-	-	8,555,973
Public Securities
Common Stock	-	-	-	-	-	-	-
	$83,026,607	$5,436,662	$13,371,633	$(10,579,899)	$(7,692,209)	$-	$83,562,794

ITEM 2. CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Babson Capital Management LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Babson Capital Participation Investors

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date    November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date    November 25, 2014

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date    November 25, 2014

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.